Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash	$ 8,810	$ 12,801
Short-term deposits	0	1,324
Accounts receivable and other receivables	67,662	67,146
Income taxes receivable	2,154	1,217
Unbilled revenue	8,015	7,583
Tax credits receivable	5,889	5,829
Prepaids	3,195	3,166
Total current assets	95,725	99,066
Non-current assets
Restricted cash	2,212	2,165
Income taxes receivable	136	632
Tax credits receivable	7,015	2,536
Property and equipment	7,172	2,339
Right-of-use assets	11,492
Intangibles	51,804	47,551
Deferred tax assets	4,652	2,946
Goodwill	77,608	79,634
Total assets	257,816	236,869
Current liabilities
Accounts payable and accrued liabilities	50,327	48,935
Deferred revenue	9,602	5,998
Current portion of lease liabilities	1,559
Current portion of long-term debt	1,143	1,000
Total current liabilities	62,631	55,933
Non-current liabilities
Long-term debt	52,086	27,305
Lease liabilities	11,673
Deferred lease inducements	0	159
Deferred tax liabilities	4,057	2,016
Total liabilities	130,447	85,413
Shareholders' equity
Share capital	195,335	186,861
Deficit	(78,780)	(39,113)
Accumulated other comprehensive income	6,123	1,469
Contributed surplus	4,691	2,239
Shareholders' equity	127,369	151,456
Equity and liabilities	$ 257,816	$ 236,869